SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Functional currency

The U.S. dollar (“U.S. dollar” or “$”) is the currency of the primary economic environment in which the operations of the Company is conducted. Substantial revenues and a substantial portion of the operational costs are denominated in U.S. dollars. Accordingly, the functional currency of the Company is the U.S. dollar (“primary currency”).

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) – historical exchange rates.  Currency transaction gains and losses are presented in finance income (expenses), as appropriate.

The functional currency of each of the Subsidiaries is the U.S. dollar.

d.	Principles of consolidation and presentation

The consolidated financial statements include the accounts of the Company and its Subsidiaries. Intercompany transactions and balances are eliminated in consolidation.

e.	Cash and cash equivalents

The Company considers cash equivalents to be all short-term, highly liquid investments, which include money market instruments, that are not restricted as to withdrawal or use, and short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

f.	Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an annual rate of approximately 0.5%-5.05% in 2025 and 0.5%-6.15% in 2024.

g.	Marketable securities

AFS Securities

Marketable securities consist of government bonds and corporate debt securities (together “Debt Securities”) measured at fair value in each reporting period. The fair value of quoted securities is based on current market value.

Debt Securities are classified as available-for-sale (together “AFS Securities”) under current assets in the consolidated balance sheet as they represent the investment of funds available for the Company’s current operations. Changes in fair value, excluding credit losses and impairments, net of taxes (if applicable), are reflected in other comprehensive income or loss. Realized gains and losses on sales of Debt Securities as well as premium or discount amortization are included in the consolidated statements of income as finance income, net. Fair value is calculated based on publicly available market information. The amortized cost of the Debt Security will be reduced to its fair value if it is more likely than not that the Company is required to sell the impaired security before recovery of its amortized cost basis, or it has the intention to sell the security. If neither of these conditions are met, the Company determines whether the impairment is due to credit losses by comparing the present value of the expected cash flows of the security with its amortized cost basis. The amount of impairment recognized is limited to the excess of the amortized cost over the fair value of the security. An allowance for credit losses for the excess of amortized cost over the expected cash flows is recognized in finance income, net on the consolidated statements income.

The Company classifies investments that are readily convertible to known amounts of cash and have stated maturities of three months or less from the date of purchase as cash equivalents and those with stated maturities of greater than three months as marketable securities.

The Company determines the appropriate classification of its investments in marketable securities at the time of purchase.

h.	Other Investments

The Company applies the measurement alternative upon the adoption of ASU 2016-01, and elected to record equity investments without readily determinable fair values at cost for other investments, less impairment, adjusted for subsequent observable price changes. In this measurement alternative method, changes in the carrying value of the equity investments are reflected in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

i.	Inventories

Inventories include raw materials and finished products are valued at the lower of cost, “moving average” method, or net realizable value. The Company regularly evaluates its ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, forecasted sales or usage, estimated current and future market values and new product introductions.

j.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in the consolidated balance sheets.

The Company also elected to combine lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 9).

k.	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 – 4 years
Molds	3 – 10 years
Equipment and furniture	10 – 17 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the improvements.

l.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

During the years ended December 31, 2025, 2024 and 2023, the Company did not recognize an impairment loss on its long-lived assets.

m.	Legal and other contingencies

Certain conditions may exist as of the date of the consolidated financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20, “Loss Contingencies” when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonable estimated, then the estimated liability is recorded as accrued expenses in the Company’s consolidated financial statements.

Legal costs incurred in connection with loss contingencies are expensed as incurred.

n.	Income taxes:

1)
The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current.

2)
The Company may incur an additional tax liability in the event of an inter-company dividend distribution from Subsidiaries outside of Israel; no additional deferred income tax assets have been provided, since the Company does not expect to distribute inter-company dividends in the foreseeable future that may result in additional tax liability.

3)
Taxes that would apply in the event of disposal of investments in Subsidiaries have not been taken into account in computing the deferred income tax assets, as it is the Company’s intent and ability to hold these investments.

4)
The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740‑10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit of the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement.

o.	Advertising expenses

Advertising expenses are charged to sales and marketing on the consolidated statement of income as incurred. Advertising expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $11 million, $15 million, and $15 million, respectively.

p.	Share-based compensation

The Company grants share options and restricted share units (“RSU”) (together “Share-Based Compensation”) to its employees, officers, directors and non-employees in consideration for services rendered and for acquiring goods. See note 12(a)(2) for details on outstanding share capital.

The Company accounts for Share-Based Compensation awards classified as equity awards using the grant-date fair value method. The fair value at grant-date of the issued equity award is recognized as an expense on a straight-line basis over the requisite service period. The fair value of each share option granted is estimated using the Binomial Model, and for each RSU granted is based on the Company’s share price at the close of the last trading day prior to the date of the grant. The Company estimates forfeitures based on historical experience and anticipated future conditions at the time of grant and revises such estimates in subsequent periods if actual forfeitures differ from those estimates.

The Company elected to recognize Share-Based Compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method based on the multiple-option award approach. Performance-based Share-Based Compensation expenses are calculated based on the valuation at the grant date, and recognized based on the probability of achieving those targets. The Company assess at what scale can the performance targets be reached at each balance sheet date, and expenses are recognized accordingly.

The Company issues new shares upon option exercise or RSU vesting.

q.	Revenue recognition

The Company applies ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)	Identify the contract(s) with a customer;

(ii)
Identify the performance obligations in the contract. The Company determined that its arrangements are generally comprised of the following elements that are recognized as separate performance obligations: products, consumables and extended warranties;

(iii)	Determine the transaction price;

(iv)	Allocate the transaction price to the performance obligations in the contract;

The Company estimates the standalone selling prices of the services to be provided based on actual sales transactions of service contract purchased on a standalone basis and uses the residual approach to estimate the selling price of the products; and

(v)	Recognize revenue when (or as) the performance obligation is satisfied.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer, after considering any price concession expected to be provided to the customer, when applicable. At contract inception, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company uses the following practical expedients that are permitted under the rules:

•
The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in sales and marketing expenses.

•	The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

The following is a description of the principal activities from which the Company generates its revenue.

Product Revenue, Net

Revenues from product sales are recognized when the customer obtains control over the Company’s product, typically upon shipment to the customer. Revenues from shipping and handling activities that occur after the customer has obtained control of a good are recognized according to an accounting policy election as a fulfilment cost rather than as an additional promised service. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Payment terms and conditions vary by customer. The Company’s standard terms for end users usually require of payment upon delivery and for distributors require a down payment and payments made within several month from the invoice date.

The Company may enter into installment sales contracts with end users in North America that provide them with long-term (generally up to 60 months) financing for the purchase of the Company’s products. The interest rate used in these contracts reflects the credit characteristics of the party receiving financing in the contract, as well as any collateral or security provided by the customer. Interest income on these receivables is recognized as finance income and earned over the terms of the contract.

Variable considerations include price concessions related to installment sales contracts. The Company estimates variable consideration using the most likely outcome amount. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur.

During the years ended December 31, 2025 and 2024, the Company entered into risk sharing agreements with several leasing partners to facilitate and support the financing of capital equipment sales for its customers. Under these arrangements, a portion of each sale transaction funded by those leasing partners goes into a reserve fund used by the Company to provide a limited guarantee, up to the reserve fund amount, and used to compensate the leasing partners in the event of customer defaults. The guarantee is recognized on the estimated fair value amount according to ASC 460. The Company assesses credit losses in accordance with ASC 326. As of December 31, 2025 and 2024, the total reserve fund amount was $4,016 and $5,507, respectively, after recognizing credit loss of $6,616 and $2,018 for the years ended December 31, 2025 and 2024, respectively.

The Company does not grant a right of return, refund, cancelation or termination. From time to time, the Company participates in its customers’ marketing activities and deducts such amounts from revenue.

Service Revenue

The Company also generates revenues from long-term maintenance contracts (“Extended Warranty”). Revenue from Extended Warranty is recognized ratably, on a straight-line basis, over the period of the applicable service contract. These maintenance agreements are included in contract liabilities. Revenue from repairs performed in the absence of Extended Warranty is recognized when the related services are performed.

The Company classifies the portion of contract liabilities not expected to be earned in the subsequent 12 months as long-term.

r.	Allowance for doubtful accounts and financial instruments – credit loss

The Company maintains the allowance for doubtful account resulting from the inability of the Company’s customers to make required payments.

The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable. This information includes among other the historic experience, the extent and amount of the account and future expectations.
Allowance for credit losses due to the Company’s accounts receivable amounted to $3,227 and $2,749 as of December 31, 2025 and 2024 respectively. Changes in the allowance for credit losses are recognized in general and administrative expenses. Accounts receivable are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

The following table sets forth activity in the Company’s allowance for credit losses for each of the years ended December 31, 2025, 2024 and 2023, respectively:

	2025	2024	2023
Balance at beginning of year	2,749	2,254	1,318
Current-period provision	454	572	1,020
Write-offs charged against the Allowance and revaluation	24	(77)	(84)
Balance at end of year	3,227	2,749	2,254

s.	Warranty reserve

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs, the cost per repair and shipping cost. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2025, 2024 and 2023, respectively:

	2025	2024	2023
Balance at beginning of year	722	1,476	1,418
Cost incurred	(1,280)	(1,909)	(2,304)
Expense recognized	1,489	1,155	2,362
Balance at end of year	931	722	1,476

t.	Cost of revenues

Cost of revenue consists of products purchased from turnkey sub-contractors which are responsible for the production of most of the Company’s products under the Company’s directions and supervision, raw materials for in-house assembly line, shipping and handling costs to customers and to subsidiaries, salary, employee-related expenses and overhead expenses of internal assembly line and service costs associate with warranty.

u.	Research and development costs

Research and development costs are expensed as incurred and includes salaries and employee-related expenses, overhead expenses, material and third-party contractor’s charges related to product development, regulatory affairs and clinical studies.

v.	Net earnings per share

Basic earnings per share are computed by dividing net income attributed to the shareholders of InMode Ltd. by the weighted average number of the Company’s ordinary shares, par value NIS 0.01 per share (including vested RSUs), outstanding for each period, net of treasury shares.

For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment, using the treasury stock method.

w.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 – Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 – Observable prices that are based on identical or similar instruments not quoted on active markets, but corroborated by observable market data, or quoted prices for similar instruments in active markets.

Level 3 – Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company maintains policies and procedures to determine the fair value of financial assets and liabilities using what it considers to be the most relevant and reliable market data available.

As of December 31, 2025, and 2024, the fair values of the Company's cash, cash equivalents, short term bank deposits, accounts receivable, accounts payable, approximated the carrying values of these instruments presented in the Company's consolidated balance sheets because of their nature.

x.	Employee severance benefits

The Company is required to make severance payments upon dismissal of an Israeli employee or upon termination of employment in certain circumstances.

In accordance with the current employment terms with all of its employees (Section 14 of the Israeli Severance Pay Law, 1963) located in Israel, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full retirement benefit and severance obligation. The Company is relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected on the Company’s consolidated balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies.

The amounts of severance payment expenses were $731 $581 and $522 and for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company expects to contribute approximately $732 in the year ending December 31, 2026 to insurance companies in connection with its expected severance liabilities for the year.

y.	Treasury Shares

Treasury shares are presented as a reduction of equity, at their cost to the Company.

z.	Concentration of credit risks

Most of the cash and cash equivalents were deposited with U.S., European and Israeli banks and financial institutions and were comprised mainly of money market fund. The U.S. market constituted approximately 54% of the revenues in 2025.

The exposure of credit risks relating to other trade receivables outside the U.S. is limited, due to the relatively large number of group customers and their wide geographic distribution. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for Credit Losses and generally does not require collateral and from time to time the Company may choose to purchase trade credit insurance.

aa.	War risk situation in Israel

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. How long and how severe the current conflicts in Gaza, Northern Israel, Lebanon, Iran or the broader region become is unknown at this time and any continued clash among Israel, Hamas, Hezbollah, Iran or other countries or militant groups in the region may escalate in the future into a greater regional conflict. As of the date of these consolidated financial statements and, the ceasefire between Israel and Hamas formally remains in place, but the broader regional situation continues to be unstable and subject to sudden escalation, and the ultimate political and security outcomes of these arrangements remain uncertain. The Company's headquarters, its R&D operations, and certain manufacturing facilities are located in Israel.

Currently, such activities in Israel remain largely unaffected. During the years ended December 31, 2025 and December 31, 2024, the impact of this war on the Company’s results of operations and financial condition was immaterial.

ab.	Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. The Company adopted this standard retrospectively to all prior periods presented in the Company's financial statements, refer to note 13.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides new optional guidance relating to the estimation of expected credit losses on current accounts receivable and current contract assets under ASC326. This ASU permits entities to apply a practical expedient when estimating credit losses and is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted, and should be applied prospectively. The Company elected to early adopt this standard prospectively with no material impact on the Company’s consolidated financial statements.

ac.	Newly issued accounting pronouncements, not yet adopted:

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.